Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net revenues	$ 133,988		$ 44,755	$ 3,129
Cost and expenses:
Cost of revenues (including share-based compensation of $34, $155 and $915 in 2013, 2014 and 2015, respectively)	(30,312)		(15,762)	(2,927)
Research and development (including share-based compensation of $269, $674 and $3,502 in 2013, 2014 and 2015, respectively)	(23,265)		(9,264)	(3,532)
Sales and marketing (including share-based compensation of $128, $736 and $3,780 in 2013, 2014 and 2015, respectively)	(52,631)		(35,538)	(3,018)
General and administrative (including share-based compensation of $532, $5,073 and $9,185 in 2013, 2014 and 2015, respectively)	(22,879)		(10,354)	(3,010)
Total cost and expenses	(129,087)		(70,918)	(12,487)
Other operating income	713		26
(Loss) Income from operations	5,614		(26,137)	(9,358)
Interest income	7,805		722	32
(Loss) Income before income tax and share of income on equity method investments	13,419		(25,415)	(9,326)
Income tax expense	(92)		0	0
(Loss) Income before share of income on equity method investments	13,327		(25,415)	(9,326)
Share of income on equity method investments	370
Net (loss) income attributable to Momo Inc.	13,697		(25,415)	(9,326)
Deemed dividend to preferred shareholders			(57,663)	(8,120)
Net (loss) income attributable to ordinary shareholders	$ 13,697		$ (83,078)	$ (17,446)
Net (loss) income per share attributable to ordinary shareholders
Basic	$ 0.04		$ (0.97)	$ (0.26)
Diluted	$ 0.03		$ (0.97)	$ (0.26)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	342,646,282		85,293,775	67,190,411
Diluted	401,396,548	[1]	85,293,775	67,190,411

[1]	For the year 2015, an incremental weighted average number of 35,759,066 nonvested restricted shares and an incremental weighted average number of 22,991,200 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.